Leases (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of minimum rental payment on termination

Leasing contracts totaled R$6,118 as of December 31, 2021 (R$8,374 as of December 31, 2020), as presented in the following table:

	2021	2020

Lease liability – minimum lease payments:
Up to 1 year	895	947
1 - 5 years	2,807	3,053
Over 5 years	2,416	4,374
Present value of finance lease agreements	6,118	8,374

Future financing charges	2,983	6,630
Gross amount of finance lease agreements	9,101	15,004

Schedule of contingent lease payments

At December 31, 2020	8,374
Additions	239
Remeasurement (*)	(417)
Accrued interest	739
Payments	(1,523)
Anticipated lease contract termination	(1,022)
Exchange rate changes	(210)
Liabilities on Non-Current Assets for Sale	(62)
At December 31, 2021	6,118

Current	895
Non-current	5,223

At December 31, 2019	8,667
Additions	2,025
Remeasurement	1,445
Accrued interest	958
Payments	(1,680)
Anticipated lease contract termination	(698)
Exchange rate changes	433
Deconsolidation of Sendas	(2,776)
At December 31, 2020	8,374

Current	947
Non-current	7,427

(*)	(R$1,170) is related to the remeasurement of the leasing liability of the 50 stores that will be delivered to Sendas in 2022 and the remainder is related to the monetary restatement of the rental contracts.

Schedule of finance lease

	2021	2020	2019
Expenses (income) for the year:
Variable (0.1% to 4.5% of sales)	55	40	19
Sublease rentals (*)	(241)	(196)	(210)
(*)	Refers to revenues from lease agreements from commercial shopping malls and spaces rented in the stores.